Mar. 20, 2025
Redwood Systematic Macro Trend (SMarT®) Fund
SUMMARY SECTION – Redwood Systematic Macro Trend (“SMarT®”) Fund
Investment Objective
The Redwood Systematic Macro Trend (“SMarT®”) Fund (the “Fund”) seeks to generate capital appreciation while focusing on managing downside risk.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Redwood Systematic Macro Trend (SMarT®) Fund - USD ($)	Class N	Class I
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Redwood Systematic Macro Trend (SMarT®) Fund		Class N	Class I
Management fees		1.00%	1.00%
Distribution (Rule 12b-1) fee		0.25%	none
Other expenses	[1]	0.29%	0.29%
Shareholder service fees		0.15%	0.15%
Acquired fund fees and expenses	[2]	0.29%	0.29%
Total annual fund operating expenses	[3],[4]	1.83%	1.58%
[1]	“Other Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	“Acquired fund fees and expenses” are the indirect costs of investing in other investment companies.
“Acquired fund fees and expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.55% and 1.30% of the average daily net assets of Class N and Class I shares of the Fund, respectively. This agreement is in effect for a period of two years from the date of the reorganization of the Predecessor Fund (defined below) and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The Fund is expected to operate below the contractual fee waiver and/or expense reimbursement for the current fiscal year.
[4]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. In addition, the fees and expenses shown in the table above and the Expense Example that follows include the Fund’s share of the fees and expenses of an affiliated fund in which the Fund invests. However, to avoid charging duplicative fees, the Fund’s advisor will voluntarily waive and/or reimburse the Fund’s management fee with respect to the amount of its net assets invested in such underlying affiliated fund. The amount of this waiver/reimbursement will fluctuate depending on the Fund’s daily allocations to the underlying affiliated fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Redwood Systematic Macro Trend (SMarT®) Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class N	186	576	990	2,148
Class I	161	499	860	1,878

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2024, the portfolio turnover rate for the Predecessor Fund (defined below) was 135% of the average value of its portfolio.

Principal Investment Strategies

Utilizing a quantitative and tactical approach, the Fund implements an investment strategy that seeks to invest in a diversified portfolio of securities, open-end investment companies, including exchange-traded funds (“ETFs”), and/or closed-end investment companies, including tender offer and interval funds within any of the following asset classes when, in the view of the Fund’s advisor, Redwood Investment Management, LLC (“Redwood” or the “Advisor”), various risk measurements show the potential to produce positive returns: domestic and international small-cap equities; growth and income equities; preferred securities; convertible bonds; high yield bonds and leveraged loans; emerging market bonds; and real estate investment trusts (“REITs”). The Advisor considers “emerging markets” to be those countries that are considered to be emerging market or developing countries by the World Bank or the International Financial Corporation, or that are included in any of the Morgan Stanley Capital International (MSCI) emerging market indices. During periods that the Advisor identifies as having above average risk of loss, the Fund’s assets may be moved into money market instruments, including money market funds or U.S. government securities funds. In selecting investments for the Fund’s portfolio, the Advisor evaluates directional trends using quantitative models and inputs. The Fund may invest up to 20% of its net assets in open-end investment companies or ETFs that invest primarily in emerging market debt. Although the Advisor intends for the Fund to invest primarily in the securities identified above, the Fund may also invest in debt securities of any credit quality or maturity and other equity securities. The Fund may invest in the securities of any market capitalization. The Fund may invest in affiliated and unaffiliated investment companies.

The Advisor’s quantitative strategy takes into account macro market data and other market-based inputs and metrics to seek to identify market trends. When making investment decisions for the Fund, the Advisor considers both technical factors as well as an assessment of current market conditions and other factors.

The Fund may also invest directly or indirectly in various types of derivatives, including swaps, as a substitute for making direct investments in underlying instruments or to reduce certain investment exposures. To seek greater investment exposure to the Fund’s holdings, the Fund has the ability under the Investment Company Act of 1940, as amended (the “1940 Act”), to leverage its portfolio by borrowing money from a bank in the amount up to one-third of its assets (which includes the borrowed amount). The Fund may borrow money to enter into swaps that may leverage the Fund’s portfolio to a significant degree. The Fund may also borrow money for direct investment purposes to purchase underlying securities in which the Fund invests. These derivatives and borrowing transactions could create aggregate exposure to securities for the Fund in excess of its net assets, thereby leveraging the Fund. In addition, the Fund may engage in active and frequent trading.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Redwood Systematic Macro Trend (“SMarT®”) Fund, a series of Two Roads Shared Trust (the “Predecessor Fund”), from year to year for Class I shares and by showing how the average annual total returns of each class of the Predecessor Fund compare with the average annual total returns of S&P 500 Equal Weight Index, a broad-based securities market index, which has been included as the Fund’s primary index to satisfy an amended regulatory requirement. The Predecessor Fund’s performance is also compared with the returns of the S&P 500 Total Return Index, the MS Category Average Tactical Allocation Index, a customized index comprised of 40% S&P 500 Total Return Index/60% Bloomberg Global Aggregate Bond Index, and the Bloomberg Global Aggregate Bond Index, each of which is relevant to the Fund and Predecessor Fund because it has characteristics similar to the Fund’s and Predecessor Fund’s strategy. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website www.redwoodmutualfunds.com/, or by calling the Fund at 1-888-988-9882.

The Fund will acquire all of the assets and liabilities of the Predecessor Fund in the reorganization of the Predecessor Fund, which is expected to occur during the second quarter of 2025. As a result of the reorganization, the Fund has adopted the accounting and performance history of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to the reorganization reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Annual Total Return (before taxes) for Predecessor Fund Class I Shares For each calendar year at NAV

Predecessor Fund Class I Shares
Highest Calendar Quarter Return at NAV	16.76%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(9.55)%	Quarter Ended 03/31/2022

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Returns - Redwood Systematic Macro Trend (SMarT®) Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Class I	Class I Shares – Return Before Taxes	8.72%		9.98%		8.08%		Nov. 02, 2017
Class I | Return After Taxes on Distributions	Class I Shares – Return After Taxes on Distributions	5.30%	[1]	7.12%	[1]	5.81%	[1]	Nov. 02, 2017	[1]
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares	5.57%	[1]	6.76%	[1]	5.51%	[1]	Nov. 02, 2017	[1]
Class N	Class N Shares – Return Before Taxes	9.12%		9.85%		7.91%		Nov. 02, 2017
S&P 500 Equal Weight Index2	S&P 500 Equal Weight Index	13.01%	[2]	10.76%	[2]	10.84%	[2]	Nov. 02, 2017	[2]
S&P 500 Total Return Index3 (reflects no deduction for fees, expenses or taxes)	S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	26.29%	[3]	15.69%	[3]	12.45%	[3]	Nov. 02, 2017	[3]
MS Category Avg. Tactical Allocation Index4 (reflects no deduction for fees, expenses or taxes)	MS Category Avg. Tactical Allocation Index (reflects no deduction for fees, expenses or taxes)	9.94%	[4]	4.88%	[4]	4.41%	[4]	Nov. 02, 2017	[4]
Composite Index5 (reflects no deduction for fees, expenses or taxes)	Composite Index5 (reflects no deduction for fees, expenses or taxes)	13.62%	[5]	6.11%	[5]	4.96%	[5]	Nov. 02, 2017	[5]
Bloomberg Global Aggregate Bond Index6 (reflects no deduction for fees, expenses or taxes)	Bloomberg Global Aggregate Bond Index6 (reflects no deduction for fees, expenses or taxes)	1.25%	[6]	(0.33%)	[6]	1.74%	[6]	Nov. 02, 2017	[6]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.
[2]	The S&P 500 Equal Weight Index is the equal-weight version of the S&P 500. This index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 Equal Weight Index is allocated a fixed weight — or 0.2% of the index total at each quarterly rebalance. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[3]	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[4]	The MS Category Avg. Tactical Allocation Index is the average of all funds categorized as Tactical Allocation by Morningstar. Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[5]	The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund’s performance directly compares to a blend of the returns of broad-based indices widely recognized in the industry. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[6]	The Bloomberg Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.